UNITED STATES
SECURITIES AND EXCHAGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  July 31, 2002

Institutional Investment Manager Filing this Report:

Name:    	Bruce Bent Associates, Inc.
Address:	950 Third Avenue, 28th Floor
		New York, New York  10022

13F  File Number:  28-7444

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report  Type:

 {x}  13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

FORM 13F INFORMATION TABLE ENTRY TOTAL:	31

FORM 13F INFORMATION TABLE VALUE TOTAL:	$103,825,659

I A SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F INFORMATION TABLE


DISCRETIONARY OWNERSHIP FOR 13F


BRUCE BENT ASSOCIATES


DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 07/31/02
  (ITEM 1)      (ITEM 2)   (ITEM 3)   (ITEM 4)  (ITEM 5)
(ITEM 6)  (ITEM 7)       (ITEM 8)

 INVESTMENT                     VOTING AUTHORITY

 DISCRETION                         (SHARES)

 -----------------  ---------------------------------------
NAME          TITLE                     FAIR     SHARES OR
SHARED
OF             OF       CUSIP        MARKET     PRINCIPAL
SOLE SHARED OTHER          SOLE        SHARED        NONE
ISSUER         CLASS      NUMBER        VALUE       AMOUNT
(A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ -----
----- ----- -- ------------ ------------ ------------
ABBOTT LABS            COMMON   002824100      3,650,084       88,145
X                  87,745          400            0
AMERICAN INTL GROUP I  COMMON   026874107        830,960       13,000    X
13,000            0            0
AMGEN                  COMMON   031162100      6,312,012      138,300    X
X                 136,300        2,000            0
ANALYTICAL SURVEYS IN  COMMON   032683302          6,300       25,200    X
 25,200            0            0
ATRIX LABS INC COM     COMMON   04962L101        782,530       49,000    X
49,000            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207      1,271,572          556    X
 556            0            0
BLOCK H & R INC        COMMON   093671105     10,510,556      217,700    X
X                 217,100          600            0
BOSTON SCIENTIFIC COR  COMMON   101137107      5,044,318      168,200    X
 X                 163,200        5,000            0
BRISTOL MYERS SQUIBB   COMMON   110122108        408,619       17,440    X
X                  15,240        2,200            0
CARDINAL HEALTH INC    COMMON   14149Y108      4,786,790       83,104    X
 X                  82,604          500            0
COCA COLA CO           COMMON   191216100        724,080       14,499    X
 14,499            0            0
FOREST LABS INC        COMMON   345838106     15,302,107      197,523    X
 X                 193,723        3,800            0
GENERAL ELECTRIC COMP  COMMON   369604103      4,023,712      124,960    X
 X                 124,260          700            0
HOME DEPOT INC         COMMON   437076102        484,044       15,675    X
       15,675            0            0
IMS HEALTH INC COM     COMMON   449934108      1,885,744      119,200    X
 X                 118,200        1,000            0
INTEL CORP             COMMON   458140100      3,874,498      206,200    X
  X                 204,200        2,000            0
JOHNSON & JOHNSON      COMMON   478160104     15,399,627      290,559    X
 X                 287,759        2,800            0
MCDONALDS CORP         COMMON   580135101        509,999       20,606    X
             20,606            0            0
MERCK & CO             COMMON   589331107        975,880       19,675    X
     19,675            0            0
MICROSOFT CORP         COMMON   594918104      2,144,658       44,699    X
 X                  44,399          300            0
NEOPHARM INC COM       COMMON   640919106        183,300       15,600    X
  15,600            0            0
NOVELL INC             COMMON   670006105         55,750       25,000    X
  25,000            0            0
ONLINE RES & COMMUNIC  COMMON   68273G101      2,629,072      888,200    X
 X                 883,200        5,000            0
PAYCHEX INC            COMMON   704326107      5,470,112      207,910    X
 X                 204,210        3,700            0
PFIZER INC             COMMON   717081103      2,619,574       80,976    X
    80,976            0            0
PHILIP MORRIS COS INS  COMMON   718154107      1,749,900       38,000    X
    38,000            0            0
PIMCO FDS PAC INVT MG  MUTUAL   693390445      1,203,375      112,993    X
  112,993            0            0
QUEST DIAGNOSTICS INC  COMMON   74834L100        715,622       11,850    X
   11,850            0            0
SECURE COMPUTING CORP  COMMON   813705100        551,655      184,500    X
  184,500            0            0
TRIBUNE CO             COMMON   896047107      3,014,086       75,541    X
   75,541            0            0
ZIMMER HLDGS INC COM   COMMON   98956P102      6,705,123      180,100    X
 X                 179,100        1,000            0

TOTAL                103,825,659

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